Non-Controlling Interest in Consolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Summary of Non-Controlling Interest in its Consolidated Subsidiaries

	December 31,		December 31,
	2021		2020
Coca-Cola FEMSA	Ps.	69,692	Ps.	66,800
Other		2,824		2,644
	Ps.	72,516	Ps.	69,444

Summary of Changes in Non-Controlling Interest

	2021		2020		2019
Balance at beginning of the period	Ps.	69,444	Ps.	73,762	Ps.	78,489
Net income of non-controlling interest		9,183		5,686		7,349
Other comprehensive income (loss):		(368)		(5,793)		(4,552)
Exchange differences on translation of foreign operation		(1,342)		(5,958)		(3,833)
Remeasurements of the net defined benefits liability		(36)		(169)		(271)
Valuation of the effective portion of derivative financial instruments		1,010		334		(448)
Dividends		(5,729)		(5,524)		(3,945)
Share based payment		(14)		(64)		(12)
Acquisition of Socofar non-controlling interest		—		—		(3,530)
Acquisition of Envoy Solutions non-controlling interest (see Note 4.1)		—		1,298		—
Other acquisitions and remeasurements		—		79		32
Accounting standard adoption effects (“IFRIC 23 and IFRS 9”)		—		—		(69)
Balance at end of the period	Ps.	72,516	Ps.	69,444	Ps.	73,762

Summary of Non-Controlling Interest's Accumulated Other Comprehensive Loss

	December 31,		December 31,
	2021		2020
Exchange differences on translation foreign operation	Ps.	(7,999)	Ps.	(6,657)
Remeasurements of the net defined benefits liability		(595)		(559)
Valuation of the effective portion of derivative financial instruments		733		(277)
Accumulated other comprehensive income	Ps.	(7,861)	Ps.	(7,493)

Summary of Financial Information of Coca-Cola FEMSA

	December 31,		December 31,
	2021		2020
Total current assets	Ps.	80,364	Ps.	72,440
Total non-current assets		191,203		190,626
Total current liabilities		46,221		42,845
Total non-current liabilities		97,774		97,764
Total revenue	Ps.	194,804	Ps.	183,615
Consolidated net income		16,331		10,368
Consolidated comprehensive income for the year, net of tax	Ps.	15,764	Ps.	3,050
Net cash flows generated from operating activities		32,721		35,147
Net cash flows (used in) investing activities		(9,547)		(10,508)
Net cash flows (used in) / obtained from financing activities		(20,263)		417